SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 5) - Earning loss Per Share [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Net income (loss) from continuing operations for the period	$ 3,096,000	$ (2,057,000)
Net income (loss) for the period	$ 3,096,000	$ (2,057,000)
Basic weighted average number of shares outstanding	114,372,371	100,161,357
Effect of dilutive share options, warrants, and RSUs ('000)	3,243,527
Diluted weighted average number of shares outstanding	117,615,898	100,161,137
Basic and diluted earnings (loss) from continuing operations per share	$ 0.03	$ (0.02)
Basic and diluted earnings (loss) per share	$ 0.03	$ (0.02)